Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories.
Schedule of components of inventories

	2020	2021
	EUR k	EUR k
Raw materials / semi-finished goods	13,790	56,159
Finished goods	741	—
Total	14,531	56,159